Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (87,219)	$ (120,380)	$ (72,355)
Share-based compensation expense	24,612	32,363	31,481
Allowance for current expected credit losses	7,046	5,391	4,828
Depreciation of property and equipment	7,096	9,497	8,281
Amortization of intangible assets	1,384	2,322	1,933
Amortization of land use right	3,165
Deferred tax expense (benefit)	(212)	(336)	238
Amortization of right-of-use asset and interest on lease liabilities	2,935	4,064	3,724
Interest income on debt securities	(105)	(401)	(295)
Equity in income of affiliates	31	(244)	(329)
Losses from extinguishment of convertible note	1,230
Investment loss	18,526	8,607	1,690
Impairment of goodwill	31,928	11,941
Return on investment from equity affiliates	21		329
Gain on disposal of property and equipment	(11)
Interest expense	20
Changes in assets and liabilities, net of effect of acquisition:
Accounts receivable	(9,100)	(8,033)	(8,513)
Contract assets	(522)	(564)	(240)
Prepayments and other current assets	(1,801)	(515)	(907)
Other non-current assets	(7,278)	3,146	(128)
Accounts payable	3,246	5,526	(734)
Advances from customers	(483)	1,371	878
Taxes payable	(1,157)	(391)	155
Operating lease liabilities	(2,649)	(4,212)	(3,995)
Deferred income	(160)	402	(102)
Accrued expenses and other liabilities	(4,154)	(1,934)	14,061
Net cash used in operating activities	(13,611)	(52,380)	(20,000)
Cash flows from investing activities:
Purchase of short-term bank deposits	(219,445)	(424,627)	(500,078)
Purchase of short-term financial products issued by banks	(29,899)	(19,787)	(18,094)
Purchase of short-term investments	(791)	(14,650)	(9,134)
Proceeds from maturity of short-term bank deposits	467,058	538,765	550,784
Proceeds from maturity of short-term financial products issued by banks	17,522	3,549	22,743
Proceeds from sale and maturity of short-term investments			7,834
Purchase of long-term bank deposits	(143,127)	(40,657)
Purchase of long-term financial products issued by banks	(20,000)
Purchase of long-term investments	(15)	(18,160)	(48,843)
Purchase of property and equipment	(924)	(4,123)	(12,211)
Prepayment for a long-term investment		(1,949)
Withdrawal of long-term investments		2,113
Deposit for land use right purchase		(34,159)
Withdrawal of deposit for land use right purchase		34,159
Prepayment for land use rights purchase		(171,592)
Purchase of land use right	(5,133)
Purchase of construction in progress for the headquarters project	(10,792)
Purchase of intangible assets			(263)
Cash received for business disposal	5,769
Cash paid for an acquisition	(3,680)		(50,566)
Disposal of property and equipment	92
Return of investment from equity affiliates	8	56	138
Advance payment received for business disposal		7,000
Net cash (used in) provided by investing activities	56,643	(144,062)	(57,690)
Cash flows from financing activities:
Proceeds from the private placement, net of issuance costs paid			249,950
Proceeds from long-term borrowings	10,909
Proceeds from exercise of employees' share options	634	1,096	2,042
Payment of financing cost		(2,111)	(55)
Deposits received for business disposal		1,000
Deposits returned for business disposal	(1,000)
Net cash provided by (used in) financing activities	(52,368)	(41,150)	251,937
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(805)	(918)	279
Net increase (decrease) in cash, cash equivalents and restricted cash	(10,141)	(238,510)	174,526
Cash balance recorded in held-for-sale assets		1,488
Cash, cash equivalents and restricted cash		47,314
Cash, cash equivalents and restricted cash at beginning of year	45,826	285,824	111,298
Cash, cash equivalents and restricted cash at end of year	37,173	45,826	285,824
Supplemental disclosure of cash flow information:
Income taxes paid	152	55	966
Interest paid	24
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	2,649	4,212	3,995
Right-of-use assets obtained in exchange for operating lease obligations	4,588	198	4,300
Non-cash financing and investing activities:
Payables for property and equipment	12	227	373
Consideration payable for the acquisition			4,603
Proceeds receivable from exercise of employees' share options	116	90	329
Deposits utilized for employees' share option exercises		13
Payables for long-term investment			5,490
Payables for deferred financing cost			$ 2,234
Payables for treasury shares, at cost	210	680
Payables for construction in progress for the headquarters project	7,098	1,184
Settlement of compensation costs in relation to an acquisition with shares	1,830
Payables for interest	11
Class A Ordinary Shares
Cash flows from financing activities:
Repurchase of Class A ordinary shares	$ (62,911)	$ (41,135)